Share Based Compensation (Details) - Allrites Holdings Pte Ltd And Subsidiaries [Member]	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Weighted average risk-free rate	1.60%	1.60%
Weighted average volatility	133.83%	133.83%
Dividend yield	0.00%	0.00%
Expected term	2 years 1 month 6 days	3 years 1 month 6 days